Staff costs and Directors Remuneration (Schedule of Directors' Remuneration) (Details) - USD ($)		12 Months Ended
	Mar. 10, 2021	Dec. 31, 2021
Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 261,560
Director Fees Paid as Shares		0
James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation	$ 400,000	$ 1,600,000
Director Fees Paid as Shares		0
Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Director Fees Paid as Shares		0
Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 185,953
Director Fees Paid as Shares		7,845
Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 238,527
Director Fees Paid as Shares		15,438
Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 310,646
Director Fees Paid as Shares		14,852
Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 339,239
Director Fees Paid as Shares		14,803
Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 223,465
Director Fees Paid as Shares		11,331
Executive Directors' Fees [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 261,560
Executive Directors' Fees [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		800,000
Executive Directors' Fees [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Fees [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Fees [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Fees [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Fees [Member] | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Fees [Member] | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Bonus [Member] | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Bonus [Member] | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		800,000
Executive Directors' Bonus [Member] | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Bonus [Member] | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Bonus [Member] | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Bonus [Member] | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Bonus [Member] | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Executive Directors' Bonus [Member] | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Non-Executive Directors' Fees | Gerald O'Shaughnessy [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Non-Executive Directors' Fees | James F. Park [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Non-Executive Directors' Fees | Pedro Aylwin [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		0
Non-Executive Directors' Fees | Carlos Gulisano [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		82,083
Non-Executive Directors' Fees | Robert Bedingfield [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		32,500
Non-Executive Directors' Fees | Constantine Papadimitriou [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		112,500
Non-Executive Directors' Fees | Somit Varma [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		141,875
Non-Executive Directors' Fees | Sylvia Escovar Gomez [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Key management personnel compensation		$ 67,500